Fair Value Measurements (Details) - Schedule of Assets that are Measured at Fair Value on a Recurring Basis - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets:
Marketable securities held in Trust Account	$ 13,650,778	$ 12,841,399
Liabilities:
Warrant liabilities	10,311	17,676	$ 170,867
Fair value measurements at reporting date using: Quoted prices in active markets for identical liabilities (Level 1 [Member]
Assets:
Marketable securities held in Trust Account	13,650,778	12,841,399
Liabilities:
Warrant liabilities
Fair value measurements at reporting date using: Significant other observable inputs (Level 2) [Member]
Assets:
Marketable securities held in Trust Account
Liabilities:
Warrant liabilities	10,311	17,676
Fair value measurements at reporting date using: Significant unobservable inputs (Level 3) [Member]
Assets:
Marketable securities held in Trust Account
Liabilities:
Warrant liabilities			$ 170,867